Expense Example - FidelityStockSelectorSmallCapFund-AMCIZPRO - FidelityStockSelectorSmallCapFund-AMCIZPRO - Fidelity Stock Selector Small Cap Fund	Dec. 30, 2023 USD ($)
Fidelity Advisor Stock Selector Small Cap Fund - Class A
Expense Example:
1 year	$ 693
3 years	943
5 years	1,212
10 years	1,978
Fidelity Advisor Stock Selector Small Cap Fund - Class C
Expense Example:
1 year	302
3 years	624
5 years	1,073
10 years	2,121
Fidelity Advisor Stock Selector Small Cap Fund - Class M
Expense Example:
1 year	496
3 years	805
5 years	1,135
10 years	2,067
Fidelity Advisor Stock Selector Small Cap Fund - Class I
Expense Example:
1 year	99
3 years	309
5 years	536
10 years	1,190
Fidelity Advisor Stock Selector Small Cap Fund - Class Z
Expense Example:
1 year	85
3 years	265
5 years	460
10 years	$ 1,025